Document and Entity Information	Aug. 31, 2025
Cover [Abstract]
Entity Registrant Name	PACIFIC PREMIER BANCORP INC
Amendment Flag	false
Entity Central Index Key	0001028918
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 31, 2025
Entity Incorporation State Country Code	DE
Entity File Number	000-22193
Entity Tax Identification Number	33-0743196
Entity Address, Address Line One	17901 Von Karman Avenue
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	(949)
Local Phone Number	864-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	PPBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false